Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salary and employee benefits		$ 3.2	$ 4.2
Termination benefits		0.0	0.9
Share-based payments	[1]	9.0	18.1
Key Management Personnel Compensation		$ 12.2	$ 23.2

[1]	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RSUs outstanding under the RPSU plan (equity method) for key management personnel.